UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ________________ 811-09086 ________________________________________

TD ASSET MANAGEMENT USA FUNDS INC.
      (FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)
(Exact name of registrant as specified in charter)
                              31 West 52nd Street, New York, New York 10019
(Address of principal executive offices)                                               (Zip code)
David Hartman, President, TD Asset Management USA Funds Inc., 31 West 52nd Street, NY, NY 10019
Name and address of agent for service)

Registrant’s telephone number, including area code:        212-827-7061

Date of fiscal year end:         October 31, 2008

Date of reporting period:          January 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12 -12 - 12-14 of Regulation S-X [17 CFR 210.12 -12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—14.8%
$125,000,000	Beagle Funding LLC, due 2/8/08 (Credit: Metropolitan Life Insurance Co.) (Note D)	4.33	$124,894,757
45,000,000	Beagle Funding LLC, due 2/19/08 (Credit: Metropolitan Life Insurance Co.) (Note D)	3.10	44,930,250
100,000,000	Beagle Funding LLC, due 3/12/08 (Credit: Metropolitan Life Insurance Co.) (Note D)	4.82	99,473,333
100,000,000	Beagle Funding LLC, due 3/20/08 (Credit: Metropolitan Life Insurance Co.) (Note D)	4.81	99,369,333
74,500,000	CAFCO, LLC, due 3/5/08 (Note D)	6.03	74,100,494
100,000,000	CRC Funding, LLC, due 2/1/08 (LIQ: CRC Funding; Citibank, N.A.) (Note D)	4.50	100,000,000
78,543,000	CRC Funding, LLC, due 2/12/08 (LIQ: CRC Funding; Citibank, N.A.) (Note D)	4.05	78,445,803
100,000,000	Govco Inc., due 2/22/08 (GTY: Govco; Citibank, N.A.) (Note D)	3.25	99,810,417
150,000,000	Govco Inc., due 2/25/08 (GTY: Govco; Citibank, N.A.) (Note D)	3.33	149,667,000
99,000,000	Govco Inc., due 2/28/08 (GTY: Govco; Citibank, N.A.) (Note D)	3.05	98,773,538
99,000,000	Govco Inc., due 2/29/08 (GTY: Govco; Citibank, N.A.) (Note D)	3.25	98,749,750
151,619,568	LEAFs, LLC, 3.96%, due 2/20/08 (Credit: AIG Financial Products Corp.) (Notes A, D)	5.32	151,619,531
115,431,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/1/08 (Credit: Bank of America Corp.) (Note D)	5.19	115,431,000
179,450,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/6/08 (Credit: Bank of America Corp.) (Note D)	5.99	179,354,492
150,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/12/08 (Credit: Bank of America Corp.) (Note D)	6.24	149,814,375
83,550,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/19/08 (Credit: Bank of America Corp.) (Note D)	6.16	83,411,307
89,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/22/08 (Credit: Bank of America Corp.) (Note D)	5.22	88,823,483
43,522,000	Old Line Funding LLC, due 2/1/08 (LIQ: Royal Bank of Canada) (Note D)	4.50	43,522,000
152,404,000	Old Line Funding LLC, due 2/6/08 (LIQ: Royal Bank of Canada) (Note D)	4.40	152,310,864
167,255,000	Old Line Funding LLC, due 2/12/08 (LIQ: Royal Bank of Canada) (Note D)	4.12	167,044,445
90,314,000	Old Line Funding LLC, due 2/13/08 (LIQ: Royal Bank of Canada) (Note D)	4.12	90,189,969
90,217,000	Old Line Funding LLC, due 2/14/08 (LIQ: Royal Bank of Canada) (Note D)	4.06	90,085,058
50,517,000	Old Line Funding LLC, due 2/22/08 (LIQ: Royal Bank of Canada) (Note D)	5.02	50,371,132
100,000,000	Park Avenue Receivables Corp., 4.78%, due 2/1/08 (LIQ: JPMorgan Chase & Co.) (Note D)	4.78	100,000,000
44,365,000	Park Avenue Receivables Corp., 4.83%, due 2/4/08 (LIQ: JPMorgan Chase & Co.) (Note D)	4.83	44,347,365
126,628,000	Park Avenue Receivables Corp., 4.88%, due 2/11/08 (LIQ: JPMorgan Chase & Co.) (Note D)	4.88	126,458,459
146,000,000	Ticonderoga Funding, LLC, due 2/1/08 (Credit: Bank of America Corp.) (Note D)	4.37	146,000,000
64,276,000	Ticonderoga Funding, LLC, due 2/11/08 (Credit: Bank of America Corp.) (Note D)	4.10	64,202,797
150,000,000	Ticonderoga Funding, LLC, due 2/22/08 (Credit: Bank of America Corp.) (Note D)	3.32	149,709,500

			3,060,910,452

	BROKER/DEALER OBLIGATIONS—7.5%
20,000,000	Bear Stearns Companies, Inc., 4.64%, due 2/5/08 (Note A)	4.64	20,001,881
148,000,000	Bear Stearns Companies, Inc., 4.30%, due 2/15/08 (Note A)	4.27	148,014,133
91,000,000	Bear Stearns Companies, Inc., 3.35%, due 2/28/08 (Note A)	3.35	91,000,000
55,810,000	Bear Stearns Companies, Inc., 3.46%, due 4/29/08 (Note A)	3.34	55,825,693
248,000,000	Goldman Sachs Group, Inc., 4.31%, due 2/15/08 (Notes A, D)	4.31	248,005,815
6,000,000	Lehman Brothers Holdings, Inc., 4.01%, due 2/22/08 (Note A)	3.94	6,001,371
122,500,000	Lehman Brothers Holdings, Inc., 5.31%, due 9/27/08 (Note A)	5.31	122,500,000
45,000,000	Merrill Lynch & Co., Inc., 4.65%, due 2/4/08 (Note A)	4.55	45,024,515
141,000,000	Merrill Lynch & Co., Inc., 4.38%, due 2/15/08 (Note A)	4.34	141,029,410
100,000,000	Merrill Lynch & Co., Inc., 3.92%, due 2/25/08 (Note A)	3.91	100,000,000
88,000,000	Morgan Stanley, 3.41%, due 2/1/08 (Note A)	3.36	88,022,164
111,600,000	Morgan Stanley, 4.65%, due 2/4/08 (Note A)	5.35	111,631,876
71,575,000	Morgan Stanley, 4.72%, due 2/4/08 (Note A)	4.66	71,600,619
254,000,000	Morgan Stanley, 4.36%, due 2/15/08 (Note A)	4.36	254,000,000
55,000,000	Morgan Stanley, 3.38%, due 2/27/08 (Note A)	3.26	55,032,719

			1,557,690,196

	FINANCE & INSURANCE OBLIGATIONS—4.9%
200,000,000	American Express Credit Corp., 4.64%, due 2/5/08 (Note A)	4.64	200,000,000
245,000,000	General Electric Capital Corp., due 2/20/08	3.08	244,601,739
300,000,000	General Electric Capital Corp., due 2/21/08	3.46	299,423,333
11,000,000	HSBC Finance Corp., 3.82%, due 2/25/08 (Note A)	3.78	11,001,479
37,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 4.57%, due 2/6/08 (Notes A, D)	4.57	37,003,196
235,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 3.40%, due 4/28/08 (Notes A, D)	3.32	235,038,397

			1,027,068,144

	FUNDING AGREEMENTS—1.3%
275,000,000	Metropolitan Life Insurance Co., 4.84%, due 4/1/08 (Notes A, B)	5.47	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.1%
10,000,000	Frontenac Properties, Inc., 3.40%, due 2/6/08 (GTY: Sisters of Mercy Health Systems, Inc.) (Note A)	3.40	10,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	LOAN PARTICIPATIONS—0.2%
$47,600,000	AXA Equitable Life Insurance Company, 5.26%, due 3/21/08 (Notes A, B)	5.26	$47,600,000

	TOTAL CORPORATE OBLIGATIONS—28.8%		5,978,268,792

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER–6.0%
250,000,000	DEPFA Bank PLC, 4.82%, due 4/8/08 (Notes A, D)	4.82	247,803,889
67,043,000	Fortis Bank, 4.30%, due 2/7/08 (Note A)	4.30	66,994,953
100,000,000	Hypo Real Estate International AG, 4.92%, due 2/6/08 (Note A)	4.92	99,932,500
100,000,000	Hypo Real Estate International AG, 4.90%, due 3/27/08 (Note A)	4.90	99,265,903
300,000,000	Lloyds TSB Bank PLC, 4.45%, due 2/1/08 (Note A)	4.45	300,000,000
337,500,000	Lloyds TSB Bank PLC, 3.95%, due 2/4/08 (Note A)	3.95	337,387,760
100,000,000	UBS Finance (Delaware) Inc., 5.37%, due 3/18/08 (GTY: UBS AG) (Note A)	5.37	99,331,722

			1,250,716,727

	BANK NOTES—23.7%
220,000,000	Allied Irish Banks, PLC, 3.91%, due 2/19/08 (Notes A, D)	3.91	220,000,000
90,000,000	Bank of New York Co., Inc., 3.35%, due 2/27/08 (Note A)	3.35	90,000,000
125,000,000	Bank of Scotland, PLC, 4.53%, due 2/7/08 (Note A)	4.53	125,000,000
260,000,000	Bayerische Landesbank GZ, 3.83%, due 2/25/08 (Note A)	3.83	260,000,000
147,500,000	BNP Paribas, 4.85%, due 2/7/08 (Note A)	4.85	147,500,000
50,000,000	BNP Paribas, 4.89%, due 2/19/08 (Note A)	4.89	50,001,765
372,000,000	Canadian Imperial Bank of Commerce, 4.33%, due 2/18/08 (Note A)	4.33	372,000,000
10,000,000	Commonwealth Bank of Australia, 3.79%, due 2/25/08 (Note A)	3.79	10,000,000
200,000,000	Credit Agricole S.A., 4.85%, due 3/25/08 (Note A)	4.85	200,000,000
270,000,000	Credit Agricole S.A., 3.84%, due 4/23/08 (Note A)	3.84	270,000,000
200,000,000	Danske Bank A/S, 3.90%, due 2/20/08 (Note A)	3.89	200,000,000
300,000,000	Fortis Bank, 3.86%, due 4/21/08 (Note A)	3.86	300,000,000
268,000,000	Irish Life & Permanent PLC, 3.98%, due 2/21/08 (Note A)	3.95	268,043,063
204,600,000	Irish Life & Permanent PLC, 3.96%, due 2/22/08 (Note A)	3.93	204,627,098
80,000,000	JPMorgan Chase & Co., 4.62%, due 2/4/08 (Note A)	4.62	80,000,000
150,000,000	National Australia Bank, 4.53%, 2/7/08 (Note A)	4.53	150,001,356
195,000,000	Rabobank Nederland, 4.85%, due 2/15/08 (Note A)	4.85	195,000,000
250,000,000	Royal Bank of Canada, 4.62%, due 2/1/08 (Note A)	4.62	250,000,000
69,000,000	Royal Bank of Canada, 4.47%, due 2/11/08 (Note A)	4.47	69,004,678
100,000,000	Societe Generale, 4.63%, due 2/4/08 (Note A)	4.63	100,001,029
112,000,000	Svenska Handelsbanken AB, 4.29%, due 2/13/08 (Note A)	4.29	112,000,000
175,000,000	Svenska Handelsbanken AB, 3.92%, due 2/21/08 (Note A)	3.92	175,000,000
175,000,000	Wells Fargo & Co., 5.41%, due 2/15/08 (Note A)	5.41	175,000,000
99,000,000	Wells Fargo & Co., 3.95%, due 2/18/08 (Note A)	3.95	99,000,000
300,000,000	Wells Fargo & Co., 3.14%, due 2/21/08	3.14	300,000,000
25,895,000	Wells Fargo & Co., 4.12%, due 3/10/08	5.21	25,866,216
185,000,000	WestLB AG, NY, 4.47%, due 2/11/08 (Note A)	4.47	185,000,000
168,000,000	Westpac Banking Corp., NY, 4.53%, due 2/6/08 (Note A)	4.53	168,000,361
20,000,000	Westpac Banking Corp., NY, 4.07%, due 2/19/08 (Note A)	4.07	20,000,000
95,000,000	Westpac Banking Corp., NY, 5.20%, due 3/11/08 (Note A)	5.19	95,002,399

			4,916,047,965

	DOMESTIC BANK SUPPORTED OBLIGATIONS—1.8%
7,335,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	7,335,000
3,845,000	Anacortes Class Assets, LLC, Ser. 2003A, 3.31% (LOC: Bank of America Corp.) (Note C)	3.27	3,845,000
9,545,000	B.F. Ft. Myers, Inc., B.F. South, Inc., UB Ltd., Adj. Rate Tax. Secs., Ser. 1999, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	9,545,000
3,600,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 3.46% (LOC: Bank of New York, NY) (Note C)	3.41	3,600,000
935,000	Butler County Surgical Properties, LLC, Adj. Rate Tax. Secs., Ser. 1999, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	935,000
15,405,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 3.33% (LOC: Wachovia Bank, N.A.) (Note C)	3.38	15,405,000
4,770,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	4,770,000
1,810,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 3.32% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.32	1,810,000
14,500,000	Corp. Financial Managers, Inc., Intergrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 3.32% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.28	14,500,000
11,945,000	Country Class Assets, LLC Tax., Ser. 2004A, 3.31% (LOC: Bank of America Corp.) (Note C)	3.27	11,945,000
5,735,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005A, 3.35% (LOC: Comerica Bank) (Note C)	3.30	5,735,000
1,400,000	D & I Properties, LLC, Tax. Adj. Rate Demand Bonds, Ser. 2004, 3.26% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.22	1,400,000
4,100,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	4,100,000
7,200,000	Dayton Freight Lines, Inc., Adj. Rate Tax. Secs., Ser. 2007A, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	7,200,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	DOMESTIC BANK SUPPORTED OBLIGATIONS (continued)
$3,185,000	Dayton Freight Lines, Inc., Ser. 2001, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	$3,185,000
27,030,000	Dominican Sisters, St. Mary's of the Springs, Tax., Ser. 2000, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	27,030,000
3,930,000	EXAL Corp., Ser. 2001, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	3,930,000
6,000,000	EXAL Corp., Ser. 2003, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	6,000,000
3,675,000	Galloway Co., Tax., Ser. 2003, 3.67% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.62	3,675,000
3,580,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	3,580,000
6,025,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	6,025,000
3,193,800	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	3,193,800
10,295,000	HDM Holdings, LLC, Adj. Rate Tax. Secs., Ser 2007, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	10,295,000
18,870,000	Inter Mountain Cable, Inc., Ser. 2006, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	18,870,000
3,780,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	3,780,000
2,830,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	2,830,000
3,208,000	Kern Water Bank Authority, Tax. Adj. Rate Demand Rev. Bonds, Ser. 2003B, 3.32% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.28	3,208,000
12,700,000	Lakewood Senior Campus, LLC, Adj. Rate Tax. Secs., Ser. 2007, 3.40% (LOC Fifth Third Bank) (Note C)	3.35	12,700,000
900,000	Lauren Co., LLC, Tax. Adj. Rate Demand Bonds, Ser. 2003, 3.32% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.28	900,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 3.28% (LOC: Wachovia Bank, N.A.) (Note C)	3.28	55,000,000
6,475,000	Mikrotec CATV, LLC, Adj. Rate Tax. Secs., Ser. 2005, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	6,475,000
5,120,000	New Lexington Clinic, P.S.C., Adj. Rate Tax. Secs., Ser. 2003, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	5,120,000
4,655,000	New Plaza Management, LLC, Adj. Rate Tax. Demand Notes, Ser. 2003, 3.63% (LOC: U.S. Bank, N.A.) (Note C)	3.58	4,655,000
4,800,000	North Fountain View Development Co., LLC, Adj Rate Tax. Secs., Ser. 2005, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	4,800,000
16,300,000	Ohio Venture Capital Funding LLC, Adj. Rate Tax. Secs., 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	16,300,000
1,370,000	PCP Investors, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 3.32% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.28	1,370,000
7,810,000	Riddle Memorial Hospital Health Care Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 3.33% (LOC: PNC Bank, N.A.) (Notes C, D)	3.28	7,810,000
13,340,000	R.W. Sidley, Inc., Adj. Rate Tax. Secs., Ser. 2005, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	13,340,000
2,000,000	Savannah College of Art & Design, Inc. (The), Tax. Adj. Rev. Bonds, Ser. 2004, 3.35% (LOC: Bank of America Corp.) (Note C)	3.30	2,000,000
6,665,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	6,665,000
4,700,000	Smith of Georgia, LLC, Adj. Rate Tax. Secs., Ser. 2004, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	4,700,000
2,450,000	Sound Class Assets, LLC, Ser. 2003A, 3.31% (LOC: Bank of America Corp.) (Note C)	3.27	2,450,000
4,800,000	Towne Care Center, LLC, Adj. Rate Tax. Secs., Ser. 2004, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	4,800,000
8,900,000	Triad Group, Inc., Ser. 1997, 3.38% (LOC: Wachovia Bank, N.A.) (Note C)	3.33	8,900,000
10,900,000	Turfway Park, LLC, Tax., Ser. 2007, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	10,900,000
5,700,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	5,700,000
3,525,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	3,525,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2005, 3.32% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.28	1,500,000
2,000,000	Willow Interests, LLC, Et Al., Adj. Rate Tax. Secs., Ser. 2005, 3.40% (LOC: Fifth Third Bank) (Note C)	3.40	2,000,000

			369,336,800

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—7.3%
75,000,000	Barclays Bank PLC, 5.15%, due 4/9/08	5.16	75,001,381
100,000,000	Chase Bank USA, N.A., 5.13%, due 4/14/08	5.13	100,000,000
250,000,000	Chase Bank USA, N.A., 4.70%, due 5/6/08	4.70	250,000,000
200,000,000	Credit Suisse, 5.35%, due 2/14/08	5.35	200,000,352
100,000,000	Credit Suisse, 5.35%, due 2/27/08	5.25	100,006,633
50,000,000	Deutsche Bank AG, 5.30% due 2/20/08	5.20	50,001,596
50,000,000	Deutsche Bank AG, 5.29% due 2/20/08	5.20	50,001,346
30,000,000	JPMorgan Chase & Co., 3.625%, due 5/1/08	5.38	29,870,331
100,000,000	Lloyds TSB Bank PLC, 3.85%, due 2/22/08	3.85	100,039,526
250,000,000	Lloyds TSB Bank PLC, 4.79%, due 5/19/08	4.79	250,007,323
300,000,000	Royal Bank of Scotland PLC, 4.86%, due 2/8/08	4.86	300,080,062

			1,505,008,550

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT–2.6%
150,000,000	Barclays Bank PLC, 5.27%, due 5/19/08	5.27	150,002,135
100,000,000	Deutsche Bank AG, 5.30%, due 2/19/08	5.30	100,000,000
300,000,000	Societe Generale, 4.84%, due 2/5/08	4.84	300,000,000

			550,002,135

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FOREIGN BANK SUPPORTED OBLIGATIONS—9.2%
$50,000,000	Bank of Scotland PLC, 4.70%, due 2/1/08 (GTY: Bank of Scotland PLC) (Note A)	4.70	$50,000,000
75,000,000	Bank of Scotland PLC, 4.95%, due 3/25/08 (GTY: Bank of Scotland PLC) (Note A)	4.95	75,000,000
100,000,000	Calyon North America Inc., due 2/29/08 (GTY: Calyon)	3.13	99,756,556
297,500,000	Danske Corp., due 2/22/08 (GTY: Danske Bank A/S)	3.17	296,951,608
300,000,000	Danske Corp., due 2/27/08 (GTY: Danske Bank A/S)	3.01	299,347,833
129,000,000	ING (U.S.) Funding LLC, due 2/1/08 (GTY: ING Bank N.V.)	4.34	129,000,000
105,500,000	Louis Dreyfus Corp., due 2/7/08 (LOC: Calyon)	4.32	105,424,040
44,500,000	Louis Dreyfus Corp., due 2/13/08 (LOC: Calyon)	4.10	44,439,183
96,000,000	Louis Dreyfus Corp., due 2/13/08 (LOC: Calyon)	4.05	95,870,400
130,965,000	Louis Dreyfus Corp., due 2/20/08 (LOC: Calyon)	3.60	130,704,164
220,000,000	Santander Central Hispano Finance (Delaware) Inc., 4.79%, due 2/7/08 (GTY: Banco Santander Central Hispano S.A.) (Note A)	4.79	219,826,383
119,000,000	Santander Central Hispano Finance (Delaware) Inc., 4.82%, due 2/15/08 (GTY: Banco Santander Central Hispano S.A.) (Note A)	4.82	118,779,718
150,000,000	Societe Generale North America, Inc., due 2/29/08 (GTY: Societe Generale)	5.36	149,399,167
100,000,000	Societe Generale North America, Inc., due 6/16/08 (GTY: Societe Generale)	4.63	98,296,222

			1,912,795,274

	TOTAL BANK OBLIGATIONS—50.6%		10,503,907,451

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	CA Infrastructure & Economic Development Bank, Tax. Adj. Rate Demand (Surtec, Inc. Proj.), Ser. 2003B, 3.36%, (LOC: Comerica Bank) (Note C)	3.31	1,800,000
7,800,000	Florence, KY Industrial Building Rev., Ser. 2005A, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	7,800,000
3,980,000	Florence, KY Industrial Building Rev., Ser. 2005B, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	3,980,000
5,230,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.) 3.35% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.30	5,230,000
6,600,000	ILH, LLC, Adj. Rate Tax. Secs., Ser. 2005, 3.40% (LOC: Fifth Third Bank) (Note C)	3.35	6,600,000
17,000,000	Ill. Dev. Auth. Rev. Bonds (American College of Surgeons Proj.) Tax., Ser. 1996, 3.35% (LOC: Northern Trust Company) (Note C)	3.30	17,000,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 5.85% (LOC: Bank of America Corp.) (Note C)	5.85	1,000,000
17,700,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998, 3.38% (LOC: Wachovia Bank, N.A.) (Note C)	3.33	17,700,000
3,500,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005, 3.63% (LOC: Wachovia Bank, N.A.) (Note C)	3.58	3,500,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 3.35% (LOC: Bank of America Corp.) (Note C)	3.30	9,400,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 3.33% (LOC: Bank of America Corp.) (Note C)	3.28	8,340,000
23,460,000	NYC HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), Ser. 2002A, 3.30% (LOC: Bayerische Landesbank GZ) (Note C)	3.30	23,460,000
15,600,000	State of Texas, Veterans' Housing Assistance Prog., Tax. Refunding Bonds, Fund II, Ser. 2006C, 3.30% (SBPA: Depfa Bank PLC) (Note C)	3.30	15,600,000
27,685,000	State of Texas, Veterans' Land Refunding Bonds Tax., GO, Ser. 2002, 3.35% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	3.35	27,685,000
1,800,000	Westmoreland Cty. IDA PA, Tax. Adj. Rate Demand Rev. Bonds (Excela Health Proj.), Ser. 2005D, 3.31% (LOC: Wachovia Bank, N.A.) (Note C)	3.26	1,800,000

	TAXABLE MUNICIPAL OBLIGATIONS—0.7%		150,895,000

	REPURCHASE AGREEMENT—19.9%
1,900,000,000	Bank of America Securities LLC
	• 2.80% dated 1/31/08, due 2/1/08 in the amount of $1,900,147,778
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-7.25%,
	maturity range 2/1/08-4/1/36, value $1,938,000,439	2.80	1,900,000,000

800,000,000	Citigroup Global Markets Inc.
	• 2.95% dated 1/31/08, due 2/1/08 in the amount of $800,065,556
	• fully collateralized by various U.S. government obligations, coupon range 4.00%-7.50%,
	maturity range 10/1/10-1/1/48, value $816,000,000	2.95	800,000,000

1,430,370,000	Deutsche Bank Securities Inc.
	• 2.85% dated 1/31/08, due 2/1/08 in the amount of $1,430,483,238
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-6.19%,
	maturity range 2/1/08-4/18/36, value $1,458,978,332	2.85	1,430,370,000

			4,130,370,000

	TOTAL INVESTMENTS (Cost $20,763,441,243) † —100.0%		20,763,441,243
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.0)%		(4,006,239)

	NET ASSETS—100.0%		$20,759,435,004

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2008. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On January 31, 2008, the aggregate market value of these securities, valued at amortized cost is $322,600,000 representing 1.6% of net assets.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2008, these securities amounted to $4,056,571,749 or 19.5% of net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

CP	Commercial Paper
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
SBPA	Standby Bond Purchase Agreement

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FANNIE MAE—10.7%
$39,900,000	Mortgage-backed Discount Notes, due 2/1/08	4.57	$39,900,000
70,325,250	Mortgage-backed Discount Notes, due 2/1/08	4.55	70,325,250
215,835,000	Mortgage-backed Discount Notes, due 3/3/08	4.41	215,024,659
36,500,000	Mortgage-backed Discount Notes, due 6/2/08	4.32	35,976,773
12,000,000	Notes, 4.75%, due 2/1/08	5.25	12,000,000
20,000,000	Notes, 4.75%, due 2/1/08	5.24	20,000,000
10,000,000	Notes, 5.75%, due 2/15/08	5.25	10,001,515

			403,228,197

	FEDERAL FARM CREDIT BANK—0.3%
10,000,000	Notes, 6.00%, due 6/11/08	6.00	10,051,444

	FEDERAL HOME LOAN BANK—9.3%
30,000,000	Notes, 4.35%, due 2/1/08	4.39	30,000,000
77,000,000	Notes, due 2/18/08 (Note A)	4.79	77,019,282
25,000,000	Notes, due 2/23/08 (Note A)	5.24	25,000,000
143,686,000	Notes, 4.25%, due 2/29/08	4.28	143,378,672
3,000,000	Notes, 3.45%, due 4/1/08 (Note C)	5.18	2,991,346
14,000,000	Notes, 4.43%, due 4/7/08	5.22	13,979,410
3,000,000	Notes, 4.00%, due 4/18/08 (Note C)	5.20	2,992,493
1,000,000	Notes, 4.25%, due 4/21/08 (Note C)	5.20	997,919
2,600,000	Notes, 4.00%, due 4/25/08 (Note C)	5.20	2,600,000
50,000,000	Notes, 2.84%, due 4/30/08	4.36	49,472,181

			348,431,303

	FREDDIE MAC—2.7%
20,000,000	Mortgage-backed Discount Notes, due 3/20/08	5.19	19,867,600
50,000,000	Mortgage-backed Discount Notes, due 3/28/08	4.34	49,668,278
30,000,000	Mortgage-backed Discount Notes, due 4/21/08	4.31	29,718,667
1,770,000	Notes, 3.37%, due 4/23/08 (Note C)	5.25	1,762,892

			101,017,437

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—2.3%
50,000,000	Army and Air Force Exchange Service, due 2/25/08 (Note B)	5.05	50,000,000
37,111,701	U.S. Gov't Gtd. Ship Financing Notes, Ser. 2002-2 Notes (Totem Ocean Trailer Express, Inc.), due 2/15/08 (Note A)	4.21	37,109,020

			87,109,020

	U.S. TREASURY OBLIGATIONS—19.8%
100,000,000	U.S. Treasury Bills, due 3/13/08	2.81	99,679,972
450,000,000	U.S. Treasury Bills, due 3/27/08	3.00	447,937,500
100,000,000	U.S. Treasury Bills, due 6/26/08	3.39	98,627,194
100,000,000	U.S. Treasury Bills, due 7/24/08	2.14	98,968,083

			745,212,749

	REPURCHASE AGREEMENTS—54.3%
650,000,000	Bank of America Securities LLC
	• 2.80% dated 1/31/08, due 2/1/08 in the amount of $650,050,556
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-8.43%
	maturity range 02/8/08-4/17/28, value $663,000,569	2.80	650,000,000

625,000,000	Citigroup Global Markets Inc.
	• 2.95% dated 1/31/08, due 2/1/08 in the amount of $625,051,215
	• fully collateralized by various U.S. government obligations, coupon range 4.00%-7.50%,
	maturity range 6/1/10-2/1/48, value $637,500,000	2.95	625,000,000

619,082,000	Deutsche Bank Securities Inc.
	• 2.85% dated 1/31/08, due 2/1/08 in the amount of $619,131,011
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-5.75%,
	maturity range 4/9/08-7/15/20, value $631,463,640	2.85	619,082,000

150,000,000	Morgan Stanley & Co., Inc.
	• 2.80% dated 1/31/08, due 2/1/08 in the amount of $150,011,667
	• fully collateralized by various U.S. government obligations, coupon range 3.75%-6.10%,
	maturity range 2/25/08-11/23/35, value $153,005,288	2.80	150,000,000

			2,044,082,000

	TOTAL INVESTMENTS (Cost $3,739,132,150) † —99.4%		3,739,132,150
	OTHER ASSETS AND LIABILITIES, NET—0.6%		21,419,571

	NET ASSETS—100.0%		$3,760,551,721

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2008. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On January 31, 2008, the aggregate market value of these securities, valued at amortized cost, was $50,000,000 representing 1.3% of net assets.

(C)	Security may be called at issuer's option prior to maturity date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:

	ALABAMA—2.2%
$2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 2.27% (LOC: Bank of America, N.A.) (Note A)	2.27	$2,955,000
7,600,000	Auburn IDB Rev. Bonds (Nikki Amer. Fuel Sys.) 2.82% (LOC: Fifth Third Bank) (Note A)	2.82	7,600,000
1,100,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 1995, 3.50% (Note A)	1.87	1,100,000
1,250,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 2.49% (LOC: Regions Bank) (Note A)	2.49	1,250,000
4,700,000	Montgomery IDRB (General Electric Proj.) 1.98% (LOC: General Electric) (Note A)	1.98	4,700,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 2.25% (LOC: U.S. Bank, N.A.) (Note A)	2.25	4,650,000

			22,255,000

	ALASKA—0.5%
2,900,000	Valdez Marine Terminal Rev. Bonds (BP Pipelines) Ser. B, 1.80% (Note A)	1.80	2,900,000
2,200,000	Valdez Marine Terminal Rev. Bonds (Exxon Pipelines) Ser. B, 1.70% (Note A)	1.70	2,200,000

			5,100,000

	ARKANSAS—0.0%
305,000	DFA Rev. Bonds (Conestoga Wood Proj.) 2.30% (LOC: Wachovia Bank, N.A.) (Note A)	2.30	305,000

	CALIFORNIA—3.8%
27,291,118	Freddie Mac MFC Rev. Bonds, Ser. M001, 2.40% (LIQ: Freddie Mac) (Notes A, B)	2.40	27,291,118
10,000,000	GO RANS, 4.00% due 6/30/08	3.37	10,025,351

			37,316,469

	COLORADO—0.5%
1,875,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 2.30% (LOC: U.S. Bank, N.A.) (Note A)	2.30	1,875,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 2.30% (LOC: Bank One, N.A.) (Note A)	2.30	2,000,000
1,700,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 2.30% (LOC: Wells Fargo Bank) (Note A)	2.30	1,700,000

			5,575,000

	CONNECTICUT—2.6%
8,035,000	HEFA Rev. Bonds (Yale University) Ser. S, 3.42%, due 2/8/08 (Note A)	3.42	8,035,000
17,500,000	HEFA Rev. Bonds (Yale University) Ser. T-1, 2.30%, due 2/1/08 (Note A)	1.50	17,500,000

			25,535,000

	DISTRICT OF COLUMBIA—1.0%
10,000,000	Washington DC TRANS, CP, Ser. A, 2.95%, due 2/5/08 (LOC: Wachovia Bank, N.A.)	2.95	10,000,000

	FLORIDA—5.8%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 2.30% (LOC: Fannie Mae) (Note A)	2.30	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 2.30% (LOC: Fannie Mae) (Note A)	2.30	2,500,000
13,500,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 3.36%, due 2/6/08 (LOC: BNP Paribas; Dexia Credit Local)	3.36	13,500,000
12,050,000	Miami-Dade Cty. IDA Rev. Bond, 2.23% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2.23	12,050,000
10,000,000	Polk Cty. IDA Rev. Bonds, 2.30% (LOC: Wells Fargo Bank) (Note A)	2.30	10,000,000
12,200,000	West Orange Health Dist. Rev. Bonds, Ser. B, 2.30% (LOC: SunTrust Bank) (Note A)	2.35	12,200,000

			57,275,000

	GEORGIA—0.4%
3,000,000	Douglas Cty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser A, 2.30% (LOC: Wells Fargo Bank)	2.30	3,000,000
750,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser. 1998, 2.25% (LOC: Bank of America, N.A.) (Note A)	2.25	750,000

			3,750,000

	IDAHO—1.8%
17,500,000	Idaho Hsg. & Fin. Association, Ser. B, Class I, 2.20%, (LIQ: Lloyds TSB Bank PLC)	2.20	17,500,000

	ILLINOIS—5.2%
4,530,000	Chicago Enterprise Zone Rev. Bonds, 2.30% (LOC: Harris Trust and Savings Bank) (Note A)	2.30	4,530,000
3,500,000	Chicago MFH Rev. Bonds (Claras Vlg. Proj.) 2.25% (LOC: Harris N.A.) (Note A)	2.25	3,500,000
5,595,000	Chicago MFH Rev. Bonds (Coppin House Proj.) 2.25% (LOC: Harris N.A.) (Note A)	2.25	5,595,000
200,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 2.25% (LOC: LaSalle Bank, N.A.) (Note A)	2.25	200,000
300,000	DFA Rev. Bonds (Profile Plastics Proj.) 2.25% (LOC: LaSalle Bank, N.A.) (Note A)	2.25	300,000
4,900,000	Educ. Facs. Authority (Field Museum Nat. Hist.) 2.18% (LOC: Northern Trust Corp.)	2.18	4,900,000
8,918,000	Educ. Facs. Rev. Bonds, 3.25%, due 2/5/08 (LOC: Northern Trust Corp.)	3.25	8,918,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 2.27% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2.27	2,100,000
475,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 2.30% (LOC: LaSalle Bank, N.A.) (Note A)	2.30	475,000
1,010,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 2.30% (LOC: LaSalle Bank, N.A.) (Note A)	2.30	1,010,000
4,100,000	Lemont Env. Facs. Rev. Bonds (Citgo Petroleum Corp. Proj.) 1.87% (LOC: Bank of New York, NY) (Note A)	1.87	4,100,000
2,380,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 2.30% (LOC: LaSalle Bank, N.A.) (Note A)	2.30	2,380,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 2.50% (LOC: LaSalle Bank, N.A.) (Note A)	2.50	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 2.26% (LOC: PNC Bank, N.A.) (Note A)	2.26	5,000,000
1,400,000	Richmond IDRB (Maclean Fogg Co. Proj.) 2.27% (LOC: Bank of America, N.A.) (Note A)	2.27	1,400,000
3,900,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) 1.87% (Note A)	1.87	3,900,000

			51,938,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	INDIANA—9.1%
$24,000,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 2.84%, due 2/1/08 (LOC: Landesbank Hessen-Theuringen GZ)	3.51	$24,000,000
1,225,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 2.27% (LOC: US Bank, N.A.) (Note A)	2.27	1,225,000
2,650,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 2.30% (LOC: LaSalle Bank, N.A.) (Note A)	2.30	2,650,000
16,665,000	Indianapolis Airport Auth. Rev. Bonds, CP Notes, 2.87%, due 2/1/08 (LOC: State Street Bank; Fortis Bank)	2.87	16,665,000
20,000,000	Indianapolis Airport Auth. Rev. Bonds, CP Notes, 2.84%, due 2/1/08 (LOC: Bank One, N.A.)	2.84	20,000,000
12,900,000	Indianapolis MFH Rev. Bonds (Forest Ridge Apts. Proj.) Ser. A, 2.16% (LOC: RBS Citizens Bank)	2.16	12,900,000
8,000,000	MFH Rev. Bonds (Washington Pointe Proj.) 2.82% (LOC: Fifth Third Bank, N.A.) (Note A)	2.82	8,000,000
1,200,000	Mt. Vernon Pollution Ctl. Rev. Bonds (General Electric Proj.) 2.90% (GTY: General Electric) (Note A)	2.90	1,200,000
1,095,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 2.45% (LOC: Bank One, N.A.) (Note A)	2.45	1,095,000
2,100,000	Whiting Env. Fac. Bonds (Amoco Oil Co. Proj.) Ser. 2001, 1.87% (Note A)	1.87	2,100,000

			89,835,000

	IOWA—1.3%
650,000	Dubuque (Jeld-Wen Inc. Proj.) Ser. 1988, 2.30% (LOC: LaSalle Bank, N.A.) (Note A)	2.30	650,000
5,000,000	Fin. Auth. IDRB (Cone Ent. Proj.) 2.26% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.26	5,000,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 2.20% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.20	4,998,000
2,000,000	Fin. Auth. Rev. Bonds (Embria Health) 2.30% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.30	2,000,000

			12,648,000

	KANSAS—0.1%
1,280,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 2.29% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.50	1,280,000

	KENTUCKY—3.7%
32,430,000	Danville Multi-City Lease Rev. Bonds, 3.77%, due 2/7/08 (LOC: Fifth Third Bank)	3.77	32,430,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 2.32% (LOC: SunTrust Bank) (Note A)	2.32	4,700,000

			37,130,000

	LOUISIANA—1.6%
650,000	East Baton Rouge Parish Rev. Bonds (Exxon Proj.) 1.80% (Note A)	1.80	650,000
15,405,000	Jefferson Parish Hospital Rev. Bonds, 2.25% (LOC: JPMorgan Chase Bank, N.A.) (Notes A, B)	2.25	15,405,000

			16,055,000

	MAINE—0.1%
895,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 2.30% (LOC: SunTrust Bank) (Note A)	2.30	895,000

	MARYLAND—0.4%
4,700,000	Maryland State Heatlh and Higher Ed. (Pooled Land Proj.) Ser. D, 2.65%, due 2/1/08 (Note A)	2.65	4,700,000

	MICHIGAN—1.1%
8,300,000	HDA Rev. Bonds (Alderwood Proj.) 2.25% (LOC: FHLB) (Note A)	2.25	8,300,000
1,520,000	Lowell IDRB (Litehouse Proj.) 2.30% (LOC: Fifth Third Bank) (Note A)	2.30	1,520,000
765,000	Strategic Fund PCR (Jo-Mar Family/Troy Tube & Mfg. Proj.) 2.89% (LOC: Fifth Third Bank) (Note A)	2.89	765,000

			10,585,000

	MINNESOTA—3.7%
3,000,000	Eden Prairie MFH Rev. Bonds, 2.88% (LOC: LaSalle Bank, N.A.) (Note A)	2.88	3,000,000
14,000,000	HFA Rev. Bonds, 3.78%, put 8/11/08	3.78	14,000,000
16,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 2.88% (LOC: LaSalle Bank, N.A.) (Note A)	2.88	16,950,000
2,700,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 2.88% (LOC: LaSalle Bank, N.A.) (Note A)	2.88	2,700,000

			36,650,000

	MISSISSIPPI—1.2%
11,500,000	Business Fin. Corp. IDRB (Chevron USA Inc. Proj.) 2.05% (Note A)	2.05	11,500,000

	MISSOURI—0.4%
750,000	IDRB (Filtration Group Inc.) 2.30% (LOC: LaSalle Bank, N.A.) (Note A)	2.30	750,000
3,000,000	Pub. Util. Rev. Notes, 4.75%, due 9/1/08 (GIC: Fifth Third Bank)	3.80	3,016,060

			3,766,060

	NEVADA—0.1%
900,000	Clark Cty. IDRB (Nevada Congeneration Assoc.) 1.88% (Note A)	1.88	900,000

	NEW JERSEY—1.9%
635,000	EDA Rev. Bonds (Accurate Box Co.) 2.30% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.30	635,000
14,500,000	EDA Rev. Bonds (Facs-Constr.) Ser. R-1, 1.65% (LOC: Lloyds TSB Bank PLC; Bank of Nova Scotia, N.V.) (Note A)	1.65	14,500,000
3,500,000	Elizabeth GO BANS, 4.25%, due 6/19/08	3.70	3,507,045

			18,642,045

	NEW MEXICO—1.7%
500,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998, 2.30% (LOC: Bank of America, N.A.) (Note A)	2.30	500,000
16,400,000	Farmington Pollution Control Rev. (Arizona Pub. Svc.) Ser. C, 1.98% (LOC: Barclays Bank PLC)	1.98	16,400,000

			16,900,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	NEW YORK—4.3%
$10,000,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 2.13% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	2.13	$10,000,000
32,500,000	HFA Rev. Bonds (Related 42nd & 10th Proj.) Ser. A, 2.25% (Note A)	2.25	32,500,000

			42,500,000

	OHIO—2.9%
11,000,000	Air Quality Dev. Auth. Rev. Bonds (First Energy) 2.17% (LOC: Wachovia Bank, N.A.) (Note A)	2.17	11,000,000
5,500,000	Columbus Regional Arpt. Authority, Ser A, 2.78%, due 2/1/08 (LOC: Calyon)	2.78	5,500,000
8,500,000	Columbus Regional Arpt. Authority, Ser B, 2.82%, due 2/1/08 (LOC: Calyon)	2.82	8,500,000
2,900,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) Ser. 2002, 1.87% (Note A)	1.87	2,900,000
700,000	Solid Waste Rev. Bonds (BP Prods. North America) 1.87% (Note A)	1.87	700,000

			28,600,000

	OKLAHOMA—1.6%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 2.30% (LOC: Bank of America, N.A.) (Note A)	2.30	2,850,000
12,620,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 2000, 3.65%, put 3/3/08 (SBPA: Bank of America, N.A.)	3.65	12,620,000

			15,470,000

	OREGON—0.2%
1,620,000	EDR Bonds (Antelope Acquisition Proj.) 2.29% (LOC: US Bank, N.A.) (Note A)	2.29	1,620,000

	PENNSYLVANIA—3.7%
1,000,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 2.30% (LOC: Wachovia Bank, N.A.) (Note A)	2.30	1,000,000
6,000,000	Philadelphia GO TRANS, 4.50%, due 6/30/08	3.67	6,019,794
29,548,000	Venango IDA Bonds (Scrubgrass Proj.) Ser. A, 3.45% due 3/5/08 (LOC: Dexia Credit Local)	3.45	29,548,000

			36,567,794

	PUERTO RICO—3.0%
30,000,000	Puerto Rico GO TRANS, 4.25%, due 7/30/08 (LOC:Bank of Novia Scotia; BNP Paribas; Fortis Bank; Banco Bilbao Vizcaya Argentaria, S.A.; KBC Bank NV; Banco Santander, S.A.)	4.25	30,122,890

	RHODE ISLAND—0.3%
2,500,000	Ind. Fac. Corp. IDRB (Exxon Mobil Proj.) 1.70% (LOC: Exxon Mobile) (Note A)	1.70	2,500,000

	SOUTH CAROLINA—2.6%
6,900,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 1.87% (Note A)	1.87	6,900,000
2,000,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 1.80% (Note A)	1.80	2,000,000
5,600,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97, 1.88% (LOC: UBS AG) (Note A)	1.88	5,600,000
800,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98, 1.88% (LOC: UBS AG) (Note A)	1.88	800,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97, 2.30% (LOC: Wachovia Bank, N.A.) (Note A)	2.30	4,000,000
1,145,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.) Ser. 2006, 2.30% (LOC: PNC Bank, N.A.) (Note A)	2.30	1,145,000
3,100,000	Jobs EDA Rev. Bonds (Brown Packaging Co. Inc.) 2.19% (LOC: SunTrust Bank, N.A.) (Note A)	2.19	3,100,000
1,000,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 2.26% (LOC: Wachovia Bank, N.A.) (Note A)	2.26	1,000,000
1,530,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 2.26% (LOC: PNC Bank, N.A.) (Note A)	2.26	1,530,000

			26,075,000

	TENNESSEE—0.0%
450,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 2.32% (LOC: Bank of America, N.A.) (Note A)	2.32	450,000

	TEXAS—11.5%
10,000,000	Austin Util. Sys. IAM, Ser. A, 2.95%, due 2/1/08 (LOC: JPMorgan Chase Bank; State Street Bank)	3.55	10,000,000
2,970,000	Austin Util. Sys. IAM, Ser. A, 2.10%, due 3/3/08 (LOC: JPMorgan Chase Bank; State Street Bank)	3.55	2,970,000
28,500,000	Calhoun Cty. Nav. IDRB (Formosa Plastics Corp.) 2.19% (Note A)	2.19	28,500,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 2.27% (LIQ: Fannie Mae) (Note A)	2.27	6,000,000
6,800,000	Gulf Coast IDA Rev. Bonds (Citgo Petroleum Corp.) 1.87% (LOC: Calyon) (Note A)	1.87	6,800,000
1,900,000	Gulf Coast IDA Rev. Bonds (Citgo Petroleum Corp.) 1.87% (LOC: Royal Bank of Scotland) (Note A)	1.87	1,900,000
1,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 2003B, 1.87% (Note A)	1.87	1,500,000
2,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 97, 1.87% (Note A)	1.87	2,500,000
1,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. B, 1.87% (Note A)	1.87	1,500,000
1,500,000	Harris Cty. IDC Rev. Bonds (Exxon Proj.) 1.98% (Note A)	1.98	1,500,000
20,150,000	Houston Hotel Occupancy CP Notes, 2.92% due 2/4/08 (LOC: Bank of New York, NY)	2.92	20,150,000
7,200,000	Hsg. & Community Rev. Bonds (Villas at Henderson Proj.) 2.24% (LOC: Citigroup, N.A.) (Note A)	2.24	7,200,000
5,835,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) 1.80% (Note A)	1.80	5,835,000
1,400,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) Ser. A-2, 1.70% (Note A)	1.70	1,400,000
7,000,000	Manor ISD GO Bonds (MUNITOPS 2006-59) 2.27% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	2.27	7,000,000
1,600,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 2.30% (LOC: Bank of America, N.A.) (Note A)	2.30	1,600,000
3,815,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 2.82% (LOC: Bank One, N.A.) (Note A)	2.32	3,815,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) Ser. 1998, 2.30% (LOC: Bank of America, N.A.)	2.30	2,000,000
1,450,000	West Side Calhoun Cty. Nav. Rev. Bonds (BP Chemicals) Ser. 1996, 1.87% (Note A)	1.87	1,450,000

			113,620,000

	UTAH—3.3%
24,000,000	Board of Regents Student Loan Rev. Bonds, 2.45% (LOC: DEPFA Bank) (Note A)	2.45	24,000,000
5,000,000	Hsg. Rev. Bonds (Pointe Apts. Proj.) 2.28% (LOC: DEPFA Bank) (Note A)	2.28	5,000,000
3,360,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 2.20% (Note A)	2.20	3,360,000

			32,360,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	VARIOUS STATES—3.3%
$22,362,130	Freddie Mac MFC Rev. Bonds, Ser. M002, 2.40% (LIQ: Freddie Mac) (Notes A, B)	2.40	$22,362,130
10,597,038	Freddie Mac MFC Rev. Bonds, Ser. M008, 2.40% (LIQ: Freddie Mac) (Notes A, B)	2.40	10,597,038

			32,959,168

	VIRGINIA—1.7%
17,200,000	King George Cty. Rev. Bonds (Birchwood Power Proj.) 1.98% (LOC: Bank of Nova Scotia) (Note A)	1.98	17,200,000

	WASHINGTON—6.2%
800,000	EDA Rev. Bonds (Seadrunar Proj.) 2.09% (LOC: US Bank, N.A.) (Note A)	2.09	800,000
1,700,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 2.21% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.21	1,700,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 2.16% (LOC: Fannie Mae) (Note A)	2.16	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 2.16% (LOC: Fannie Mae) (Note A)	2.16	6,365,000
7,400,000	HFC Rev. Bonds (Olympics Place Proj.) 2.16% (LOC: U.S. Bank, N.A.) (Note A)	2.16	7,400,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 2.16% (LOC: Fannie Mae) (Note A)	2.16	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 2.34% (LOC: US Bank, N.A.) (Note A)	2.34	2,250,000
9,320,000	HFC Rev. Bonds (Twin Ponds Proj.) 2.16% (LOC: US Bank, N.A.) (Note A)	2.16	9,320,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 2.16% (LOC: Fannie Mae) (Note A)	2.16	4,620,000
1,425,000	Kitsap Cty. IDA Rev. Bonds, 2.30% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.30	1,425,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 2.34% (LOC: US Bank, N.A.) (Note A)	2.34	800,000
11,855,000	Port of Seattle Rev. Bonds, Ser. 2002A2, 2.94% due 2/4/08 (LOC: Bayerische Landesbank GZ)	2.94	11,855,000
4,000,000	Port of Seattle Rev. CP, Ser. B-2, 3.43%, due 3/4/08 (LOC: Bayerische Landesbank GZ)	3.43	4,000,000
2,540,000	Washington State Economic Dev. Fin. (Waste Mgmt.) Ser. I, 2.23%, due 2/6/08 (Note A)	2.23	2,540,000

			61,275,000

	WEST VIRGINIA—0.7%
7,000,000	Pub. Energy Auth. Rev. Bonds (Morgantown Assoc. Proj.) 3.00%, due 2/5/08 (LOC: Citigroup, Inc.) (Notes A, B)	3.00	7,000,000

	WISCONSIN—0.8%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 2.50% (LOC: Bank One, N.A.) (Note A)	2.50	3,000,000
1,460,000	Grand Chute IDRB (Surface Mount Technology Proj.) 2.50% (LOC: Bank One, N.A.) (Note A)	2.50	1,460,000
3,600,000	Superior IDRB (Surface Mount Technology Proj.) 2.30% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.30	3,600,000

			8,060,000

	WYOMING—1.7%
5,450,000	Lincoln Cty. PCR (Exxon Proj.) Ser. A, 1.98% (Note A)	1.98	5,450,000
8,300,000	Lincoln Cty. PCR (Exxon Proj.) Ser. B, 1.98% (Note A)	1.98	8,300,000
2,700,000	Sweetwater Cty. Env. Rev. Bonds (Pacificorp Proj.) 2.00% (LOC: Barclays Bank PLC) (Note A)	2.00	2,700,000

			16,450,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $970,865,426) † —98.0%		970,865,426
	OTHER ASSETS AND LIABILITIES, NET—2.0%		18,407,611

	NET ASSETS—100.0%		$989,273,037

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2008, these securities amounted to $90,935,286 or 9.2% of the net assets. These securities have been deemed liquid by the Board of Directors.

(C)	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

BANS	Bond Anticipation Notes
CP	Commercial Paper
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FHLB	Federal Home Loan Bank
Freddie Mac	Federal Home Loan Mortgage Corporation
GIC	Guarranty Investment Contract
GO	General Obligation
HDA	Housing Development Authority
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Committee
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LIQ	Liquidity Agreement

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCR	Pollution Control Revenue Bond
RANS	Revenue Anticipation Notes
SBPA	Standby Bond Purchase Agreement
TRANS	Tax & Revenue Anticipation Notes

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—96.7%
$3,000,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 2.17% (LOC: Allied Irish Banks, PLC) (Note A)	2.17	$3,000,000
3,300,000	Alameda Cty. IDA Rev. Bonds (Convergent Laser) 2.12% (LOC: Comerica Bank) (Note A)	2.12	3,300,000
2,625,000	Alameda Cty. IDA Rev. Bonds (White Brothers) 2.12% (LOC: Comerica Bank) (Note A)	2.12	2,625,000
3,235,000	Baldwin Park COP, 3.61% (LOC: Allied Irish Banks, PLC) (Note A)	2.09	3,235,000
9,200,000	Big Bear Lake Rev. Bonds (Southwest Gas Corp.) Ser. A, 2.18% (LOC: KBC Bank NV) (Note A)	2.18	9,200,000
2,400,000	Dept. of Water Resources Rev. Bonds, Sub-Ser. F2, 1.50% (LOC: JPMorgan Chase Bank, N.A.; Societe Generale) (Note A)	1.50	2,400,000
500,000	Dept. of Water Resources Rev. Bonds, Ser. B-2, 1.65% (LOC: BNP Paribas) (Note A)	1.65	500,000
17,800,000	Dept. of Water Resources Rev. Bonds, Ser. C-1, 1.92% (LOC: Dexia Credit Local, S.A.) (Note A)	1.92	17,800,000
11,250,000	Dept. of Water Resources Rev. Bonds, Ser C-4, 1.75% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1.75	11,250,000
3,000,000	Dept. of Water Resources Rev. Bonds, Ser C-8, 1.80% (LOC: Bayerische Landesbank GZ) (Note A)	1.80	3,000,000
7,000,000	Econ. Rec. Bonds, Ser. C11, 3.55% (LOC: BNP Paribas) (Note A)	3.55	7,000,000
12,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 1.70% (Note A)	1.70	12,900,000
22,000,000	Federal Home Loan Bank Notes, 2.00% (LIQ: FHLB)	1.85	22,000,000
25,000,000	Federal Home Loan Bank Notes, 2.57% (LIQ: FHLB)	2.57	24,991,667
25,564,955	Freddie Mac MFC Rev. Bonds, Ser. M001, 2.40% (LIQ: Freddie Mac) (Notes A, B)	2.40	25,564,955
10,695,865	Freddie Mac MFC Rev. Bonds, Ser. M007, 2.40% (LIQ: Freddie Mac) (Notes A, B)	2.40	10,695,865
4,350,000	GO Bonds, (Kindergarten University) Ser. A10, 1.80% (LOC: Citibank, N.A.; CA State Teachers Retirement System) (Note A)	1.80	4,350,000
2,000,000	GO Bonds, Ser. A-1, 2.20% (LOC: Fortis Bank) (Note A)	2.20	2,000,000
1,120,000	GO Bonds, Ser. B-6, 1.50% (LOC: KBC Bank NV) (Note A)	1.50	1,120,000
10,000,000	GO RAN, 4.00%, due 6/30/08	3.37	10,025,351
900,000	HFA Rev. Bonds, (MFH III) Ser. D, 1.87% (LIQ: DEPFA) (Note A)	1.87	900,000
14,900,000	HFA Rev. Bonds, (MFH III) Ser. G, 3.66% (LIQ: Fannie Mae) (Note A)	2.07	14,900,000
2,200,000	HFA Rev. Bonds, (Home Mortgage) Ser. F, 1.80% (LIQ: Fortis Bank) (Note A)	1.80	2,200,000
4,080,000	HFA Rev. Bonds, (Home Mortgage) Ser. 2006F, 1.80% (LIQ: Fortis Bank) (Note A)	1.80	4,080,000
6,140,000	Infrastructure & EDR Bonds (Alegacy Food Service Prods.) 2.28% (LOC: Comerica Bank) (Note A)	2.28	6,140,000
2,760,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 2.25% (LOC: Comerica Bank) (Note A)	2.25	2,760,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 2.12% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.12	1,500,000
1,495,000	Infrastructure & EDR Bonds, Ser. A, 2.25% (LOC: Comerica Bank) (Note A)	2.25	1,495,000
2,100,000	Inland Valley, Dev. Agency Rev. Bonds, CA Tax Allocation, 2.05% (Note A)	2.05	2,100,000
700,000	Irvine Ranch Water Dist. Rev. Bonds, Ser. 1985B, 1.60% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	1.60	700,000
2,000,000	Irvine Ranch Water Dist. Rev. Bonds, Ser. B, 1.60% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	1.60	2,000,000
2,400,000	Irvine Impt Bd. Act 1915 Rev Bonds, (Assmt District No 93-14) 1.65% (Note A)	1.65	2,400,000
2,900,000	Irvine Impt Bd. Act 1915 Rev Bonds, (Assmt District No 97-16) 1.79% (Note A)	1.79	2,900,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek) 2.11% (LOC: Fannie Mae) (Note A)	2.11	7,700,000
19,000,000	Livermore Redev. Agency Hsg. Rev. Bonds, 2.11% (LOC: FHLB) (Note A)	2.11	19,000,000
5,000,000	Los Angeles Cty. MTA Rev. Bonds, 2.67%, due 2/12/08 (LOC: Dexia Credit Local, BNP Paribas)	2.67	5,000,000
4,500,000	Los Angeles Dept. of Airports Rev. Bonds, 1.70% (LOC: BNP Paribas) (Note A)	1.70	4,500,000
1,000,000	Los Angeles Municipal Imp. Auth. Rev. Bonds CP Notes, 1.85%, due 3/3/08 (LOC: Bank of America, N.A)	1.85	1,000,000
4,700,000	Los Angeles Community Redev. Rev. Bonds (Wilshire Station Apts.) 1.92% (LOC: Bank of America, N.A) (Note A)	1.92	4,700,000
4,300,000	Los Angeles MFH Rev. Bonds (Watts/Athens Apts. Proj.) 2.11% (LOC: FHLB) (Note A)	2.11	4,300,000
5,291,000	Merced Irrigation Dist. Rev. Bonds, 7.45% (Note C)	3.70	5,411,926
15,270,000	Northern CA Transmission CP Notes, 2.71%, due 2/12/08 (LIQ: WestLB AG)	3.43	15,270,000
200,000	Ontario IDA Rev. Bonds (Winsford Partners ), Ser. A, 2.27% ( LOC: Citigroup, Inc.) (Note A)	2.27	200,000
8,000,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric), Ser. B, 1.83% (Note A)	1.83	8,000,000
13,550,000	Riverside Cty. COP, 2.78%, due 2/5/08 (LOC: Bank of America, N.A.)	2.78	13,550,000
3,300,000	Sacramento YOLO (CA Free Trade) Ser. A, 2.35% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.35	3,300,000
15,000,000	San Gabriel Council Govt. CP Notes, 2.85%, due 2/4/08, (LOC: Bayerische Landesbank GZ)	2.85	15,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 2.02% (LOC: Allied Irish Bank, PLC) (Note A)	2.02	1,000,000
5,000,000	San Diego Hsg. Rev. Bonds, 2.14% (LOC: Citigroup, Inc.) (Note A)	2.14	5,000,000
950,000	San Francisco City & County Hsg. Rev. Bonds (Derek Silva Community) 2.12% (LOC: Citibank, N.A.) (Note A)	2.12	950,000
3,020,000	San Rafael Redev. Agency Rev. Bonds, Ser A, 2.16% (LOC: Citigroup, Inc.) (Note A)	2.16	3,020,000
5,800,000	South San Franscisco MFH (Magnolia Plaza Apts.) Ser. A, 2.20% (Note A)	2.20	5,800,000
4,500,000	San Jose Redev. Agency Tax Allocation (Set Aside-Merged) Ser. C, 2.16% (Note A)	2.16	4,500,000
2,700,000	GO Bonds, Ser. C-2, 2.20% (Landesbank Hessen-Theuringen GZ) (Note A)	2.20	2,700,000
11,900,000	Statewide CDA Rev. Bonds (Avian Glen Apts) 2.11% (LOC: Citigroup, Inc.) (Note A)	2.11	11,900,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 2.11% (LIQ: Fannie Mae) Note A)	2.11	5,000,000
8,200,000	Statewide CDA Rev. Bonds (Coventry Place Apts) Ser. JJ, 2.30% (LIQ: Fannie Mae) (Note A)	2.30	8,200,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Phase) 2.11% (LOC: Citigroup, Inc.) (Note A)	2.11	3,340,000
4,750,000	Statewide CDA Rev. Bonds (Crossings Madera) 2.11% (LOC: Citigroup, Inc.) (Note A)	2.11	4,750,000
1,900,000	Statewide CDA Rev. Bonds (Maple Square Apts.) 2.11% (LOC: Citigroup, Inc.) (Note A)	2.11	1,900,000
3,600,000	Statewide CDA Rev. Bonds (Pavillions Apts.) Ser. M, 2.11% (LIQ: Fannie Mae) (Note A)	2.11	3,600,000
3,710,000	Statewide CDA Rev. Bonds (Tyrella Gardens Apt.) 2.40% (LOC: Citigroup, Inc.) (Note A)	2.40	3,710,000
7,090,000	University of CA Board of Regents TECP, 2.70%, due 2/4/08	3.28	7,090,000
11,619,000	University Institute CP Notes, 2.80%, due 2/4/08 (LOC: State St. Bank & Trust Co., JPMorgan Chase Bank, N.A.)	3.25	11,619,000

			412,043,764

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	PUERTO RICO—3.5%
$15,000,000	Puerto Rico GO TRANS, 4.25%, due 7/30/08 (LOC: Bank of Novia Scotia; BNP Paribas; Fortis Bank; Banco Bilbao Vizcaya Argentaria, S.A.; KBC Bank NV; Banco Santander, S.A.)	4.25	$15,061,445

	TOTAL MUNICIPAL OBLIGATIONS (cost $427,105,209) † —100.2%		427,105,209
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.2)%		(870,662)

	NET ASSETS—100.0%		$426,234,547

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2008, these securities amounted to $107,940,290 or 36.2% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

ABAG	Association of Bay Area Governments
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
FHLB	Federal Home Loan Bank
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MTA	Metropolitan Transportation Authority
PCR	Pollution Control Revenue Bond
RAN	Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—96.2%
$650,000	Allegany Cty. IDA Rev. Bonds (Atlantic Richfield) 1.80% (Note A)	1.80	$650,000
3,700,000	Albany IDA Rev. Bonds (South Mall Towers) Ser. A, 2.08% (Note A)	2.08	3,700,000
5,000,000	Dorm. Auth. Rev. Bonds (Cornell University) 2.70%, due 2/8/08	3.45	5,000,000
800,000	Dorm. Auth. Rev. Bonds (Cornell University) Ser. B, 1.75%	1.75	800,000
1,900,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 2.14% (LOC: Bank of New York, NY) (Note A)	2.14	1,900,000
8,600,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. 97A, 2.16% (LOC: Royal Bank of Scotland) (Note A)	2.16	8,600,000
5,200,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 2.13% (LOC: Citigroup, Inc.) (Note A)	2.13	5,200,000
500,000	Environmental Facs. Rev. Bonds (General Electric Co.) 1.90% (GTY: General Electric) (Note A)	1.90	500,000
985,000	Environmental Facs. Rev. Bonds, 2.25% (LIQ: JPMorgan Chase Bank, N.A.) (Notes A, B)	2.25	985,000
2,120,000	Forest City New Rochelle (Beneficial Owner) 3.59% (LOC: Wachovia Bank, N.A.)	2.34	2,120,000
2,500,000	Geneva HFA Rev. Bonds (Depaul Community Facs.), Ser. A, 2.12% (LOC: FHLB) (Note A)	2.12	2,500,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 2.14% (LIQ: Fannie Mae) (Note A)	2.14	3,000,000
6,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A, 2.13% (LOC: Fleet National Bank) (Note A)	2.13	6,500,000
9,600,000	HFA Rev. Bonds (345 East 94th St. Proj.) 2.13% (LOC: Freddie Mac) (Note A)	2.13	9,600,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 2.01% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	2.01	6,600,000
5,000,000	HFA Rev. Bonds (42nd and 10th Proj.) Ser. A, 2.16% (LOC: Landesbank Baden-Wuerttemberg) (Note A)	2.16	5,000,000
5,000,000	HFA Rev. Bonds (Clinton Green South Proj.) Ser. A, 2.25% (LOC: Bank of America, N.A.) (Note A)	2.25	5,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 2.15% (LOC: FHLB) (Note A)	2.15	1,400,000
8,000,000	HFA Rev. Bonds (Union Square Proj.) 2.39% (LIQ: Fannie Mae) (Note A)	2.39	8,000,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 2.14% (LOC: Fannie Mae) (Note A)	2.14	2,250,000
990,000	Jay St. Dev. Corp. Rev. Bonds (Jay Street Project) Ser A-3, 1.95% (LOC: Depfa Bank) (Note A)	1.95	990,000
1,100,000	Jay St. Dev. Corp. Rev. Bonds (Jay Street Project) Ser A-4, 1.90% (LOC: Depfa Bank) (Note A)	1.90	1,100,000
3,000,000	LGAC Rev. Bonds, Ser B, 1.90% (LOC: Bank of Nova Scotia) (Note A)	1.90	3,000,000
4,000,000	LGAC Rev. Bonds, 1.93% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	1.93	4,000,000
3,400,000	LGAC Rev. Bonds, 1.93% (LOC: Societe Generale) (Note A)	1.93	3,400,000
5,000,000	Local Assistance Corp. Rev. Bonds, Ser. B, 2.25% (LOC: WestLB AG) (Note A)	2.25	5,000,000
2,000,000	Long Island Power Auth. Rev. Bonds, 5.12%, prerefunded 6/1/08 @ 101 (Note C)	3.64	2,029,317
200,000	Long Island Power Auth. Rev. Bonds, Ser. 1B, 1.75% (LOC: State Street Bank) (Note A)	1.75	200,000
5,700,000	Long Island Power Auth. Rev. Bonds, Ser. 2A, 2.29% (LOC: WestLB AG) (Note A)	2.29	5,700,000
1,000,000	Long Island Power Auth. Rev. Bonds, Ser. 2B, 1.90% (LOC: Bayerische Landesbank GZ) (Note A)	1.90	1,000,000
3,000,000	Long Island Power Auth. Rev. Bonds, Ser. 3A, 1.90% (LOC: JPMorgan Chase Bank, N.A.; Landesbank Baden-Wuerttemburg) (Note A)	1.90	3,000,000
7,500,000	MTA Rev. Bonds, CP Notes, 2.87%, due 2/4/08 (LOC: ABN-AMRO Bank N.V.)	3.75	7,500,000
2,000,000	MTA Rev. Bonds, CP Notes, 3.36%, due 3/4/08 (LOC: ABN-AMRO Bank N.V.)	2.87	2,000,000
5,520,000	NYC Cap. Resource Corp. (Enhanced Assistance) Ser. B, 2.10% (Notes A)	2.10	5,520,000
5,900,000	NYC GO Bonds, Ser. 93E4, 1.70% (LOC: Fortis Bank) (Note A)	1.70	5,900,000
4,900,000	NYC GO Bonds, Ser. 1995-F6, 1.92% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1.92	4,900,000
400,000	NYC GO Bonds, Ser. I6, 1.70% (LOC: Calsters) (Note A)	1.70	400,000
1,620,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 1.98% (LOC: Citibank, N.A.) (Note A)	1.98	1,620,000
3,900,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 2.00% (LIQ: Freddie Mac) (Note A)	2.00	3,900,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 2.00% (LOC: Fannie Mae) (Note A)	2.00	5,000,000
3,000,000	NYC HDC Rev. Bonds (Spring Creek Proj.) Ser I-IIA, 2.00% (LOC: Citibank, N.A.)	2.00	3,000,000
900,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 2.14% (LOC: Allied Irish Bank PLC) (Note A)	2.14	900,000
10,000,000	NYC IDA Rev. Bonds (Korean Airlines) 2.14% (LOC: HSBC Bank) (Note A)	2.14	10,000,000
1,795,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 1.88% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1.88	1,795,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 2.19% (LOC: Wachovia Bank, N.A.) (Note A)	2.19	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 2.14% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2.14	700,000
6,300,000	NYC Muni Fin. Auth. Rev. Bonds, 1.70 (LIQ: Fortis Bank) (Note A)	1.70	6,300,000
3,800,000	NYC Sub-Ser. J2, (RMKT 5/3/99) 2.10% (Note A)	2.10	3,800,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 2.27% (LIQ: Citibank, N.A.) (Notes A, B)	2.27	1,000,000
2,200,000	NYC Transitional Fin. Auth. Rev. Bonds (MERLOT) 2.22% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.22	2,200,000
6,200,000	NYC Transitional Future Tax Secured, 1.99% (LIQ: JPMorgan Chase Bank, N.A.) (Note A)	1.99	6,200,000
1,545,000	Oswego County IDA Rev. Bonds (Fulton Thermal Corp.) 2.20% (Note A)	2.20	1,545,000
4,555,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.65%, due 10/4/07 (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Bank of New York, NY, Bayerische Landesbank GZ, Wachovia Bank, N.A., Landesbank Baden Wuerttemburg, State Street Bank & Trust Co.)	3.25	4,555,000
7,000,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.65%, due 10/4/07 (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Bank of New York, NY, Bayerische Landesbank GZ, Wachovia Bank, N.A., Landesbank Baden Wuerttemburg, State Street Bank & Trust Co.)	3.61	7,000,000
11,000,000	Syracuse IDA Bonds (Crouse Health Hospitals) Ser. A, 2.14% (Note A)	2.14	11,000,000
2,800,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A, 1.95% (LIQ: Dexia Credit Local; Triborough B&T)	1.95	2,800,000
7,400,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B4, 2.29% (LIQ: Landesbank Baden-Wuerttemberg; Triborough B&T)	2.29	7,400,000
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Sub-Ser. B-2, 2.05% (LIQ: Dexia Credit Local)	2.05	1,100,000
1,882,000	Wappinger GO BANS, 4.25%, due 5/2/08	3.65	1,884,735

			220,644,052

	PUERTO RICO—2.2%
5,000,000	Puerto Rico GO TRANS, 4.25%, due 7/30/08 (LOC: Bank of Novia Scotia; BNP Paribas; Fortis Bank; Banco Bibao Vizcaya Argentania, S.A.; KBC Bank NV; Banco Santander, S.A.)	4.25	5,020,482

	TOTAL MUNICIPAL OBLIGATIONS (cost $225,664,534) † —98.4%		225,664,534
	OTHER ASSETS & LIABILITIES, NET—1.6%		3,556,811

	NET ASSETS—100.0%		$229,221,345

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2008, these securities amounted to $4,185,000 or 1.8% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

BANS	Board Anticipation Notes
CP	Commercial Paper
FHLB	Federal Home Loan Bank
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LGAC	Local Government Advisory Committee
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
LOC	Letter of Credit
TRANS	Tax & Revenue Anticipation Notes

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—10.2%
$1,000,000	Govco Inc., due 2/28/08 (GTY: Govco LLC; Citibank, N.A.) (Note B)	3.05	$997,713
1,000,000	Govco Inc., due 2/29/08 (GTY: Govco LLC; Citibank, N.A.) (Note B)	3.25	997,472
981,962	LEAF, LLC, 5.32% due 3/20/08 (Credit: Leafs LLC; AIG) (Notes A, B)	3.95	981,962
1,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/1/08 (Credit: Bank of America, N.A.) (Note B)	4.65	1,000,000
2,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/6/08 (Credit: Bank of America, N.A.) (Note B)	4.24	1,998,949
1,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/22/08 (Credit: Bank of America, N.A.) (Note B)	3.40	998,017
1,000,000	Old Line Funding LLC., due 2/22/08 (LIQ: Old Line Funding LLC, Royal Bank Canada) (Note B)	4.95	997,113
5,000,000	Old Slip Funding LLC., due 2/8/08 (Credit: Bank of New York, NY) (Note B)	4.05	4,996,063
1,000,000	Park Avenue Receivables Corp., due 2/4/08 (LIQ: Park Ave. Receivables; JPMorgan Chase Bank, N.A.)	4.77	999,603
1,000,000	Ticonderoga Funding, LLC, due 2/1/08 (Credit: Bank of America, N.A.) (Note B)	4.37	1,000,000
1,000,000	Ticonderoga Funding, LLC, due 2/14/08 (Credit: Bank of America, N.A.) (Note B)	3.65	998,682

			15,965,574

	BROKER/DEALER OBLIGATIONS—14.4%
2,000,000	Bear Stearns Companies, Inc., 4.30%, due 2/15/08 (Note A)	4.21	2,000,589
3,000,000	Bear Stearns Companies, Inc., 3.35%, due 2/28/08 (Note A)	3.35	3,000,000
4,000,000	Lehman Brothers Holdings, Inc., 4.01%, due 2/22/08 (Note A)	3.94	4,000,905
2,500,000	Lehman Brothers Holdings, Inc., 4.84%, due 3/27/08 (Note A)	4.85	2,500,000
5,000,000	Merrill Lynch & Co., Inc., 4.38%, due 2/15/08 (Note A)	4.34	5,001,123
2,000,000	Morgan Stanley, 3.41%, due 2/1/08 (Note A)	3.29	2,001,164
4,000,000	Morgan Stanley, 4.65%, due 2/4/08 (Note A)	4.54	4,001,906

			22,505,687

	FINANCE & INSURANCE OBLIGATIONS—14.5%
2,150,000	General Electric Capital Corp., due 2/20/08	3.08	2,146,505
5,000,000	General Electric Capital Corp., due 2/21/08	3.46	4,990,389
4,000,000	HSBC Finance Corp., 3.78%, due 2/25/08 (Note A)	3.78	4,000,532
2,500,000	Metropolitan Life Global Funding I, Ser. 2005-1, 4.51%, due 2/6/08 (Note A)	4.51	2,500,727
2,500,000	Metropolitan Life Global Funding I, Ser. 2003-2, 3.92%, due 2/28/08 (Note A)	3.92	2,500,000
1,500,000	Metropolitan Life Global Funding I, Ser. 2007-1, 3.27%, due 2/28/08 (Note A)	3.27	1,500,384
5,000,000	Toyota Motor Credit Corp., 3.08%, due 9/25/08	4.06	4,947,557

			22,586,094

	TOTAL CORPORATE OBLIGATIONS—39.1%		61,057,355

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER–3.2%
3,000,000	Llyods TSB Bank PLC, due 2/1/08	4.47	3,000,000
1,000,000	Fortis Bank, due 2/7/08	4.30	999,283
1,000,000	DEPFA Bank PLC, due 4/8/08 (Note B)	4.72	991,216

			4,990,499

	BANK NOTES—22.3%
5,000,000	Allied Irish Banks PLC, 3.91%, due 2/19/08 (Notes A, B)	3.91	5,000,000
4,600,000	Bank of Scotland PLC, 4.43%, due 2/11/08 (Note A)	4.43	4,600,315
2,500,000	BNP Paribas, 5.34%, due 2/7/08 (Note A)	4.85	2,500,000
2,000,000	Credit Agricole S.A., 4.85%, due 3/15/08 (Note A)	4.85	2,000,000
2,000,000	Danske Bank, 3.90%, due 2/20/08 (Note A)	3.89	2,000,000
4,600,000	Fifth Third Bancorp, 3.91%, due 8/25/08 (Note A, B)	3.95	4,599,681
3,000,000	Irish Life & Permanent PLC, 3.96%, due 2/22/08 (Note A)	3.94	3,000,223
5,000,000	Royal Bank of Canada, 4.47%, due 2/11/08 (Note A)	4.39	5,002,202
3,000,000	Svenska Handelsbanken AB, 4.29%, due 2/13/08 (Note A)	4.29	3,000,000
1,000,000	Wells Fargo & Co., 3.95%, due 2/18/08 (Note A)	3.95	1,000,000
2,000,000	Westpac Banking Corp., 4.53%, due 2/6/08 (Note A)	4.53	2,000,040

			34,702,461

	EURODOLAR BANK CERTIFICATES OF DEPOSIT—0.7%
1,000,000	Deutsche Bank AG, 5.30%, due 2/19/08 (Note A)	5.30	1,000,000

	DOMESTIC BANK CERTIFICATES OF DEPOSIT—5.8%
3,000,000	Barclays Bank PLC, due 4/9/08	5.22	3,000,054
1,000,000	Chase Bank USA, N.A., due 4/14/08	5.13	1,000,000
1,000,000	Chase Bank USA, N.A., due 5/16/08	4.70	1,000,000
3,000,000	Lloyds TSB Bank PLC, due 2/6/08	5.06	3,000,660
1,000,000	Lloyds TSB Bank PLC, due 5/19/08	4.79	1,000,029

			9,000,743

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FOREIGN BANK SUPPORTED OBLIGATIONS—6.7%
$1,000,000	Calyon North America Inc., due 2/29/08 (GTY: Calyon)	3.13%	$997,566
2,500,000	Danske Corp., due 2/22/08 (GTY: Den Danske Bank)	3.16%	2,495,392
2,000,000	Danske Corp., due 2/27/08 (GTY: Den Danske Bank)	3.01%	1,995,651
1,000,000	ING Funding LLC, due 2/1/08 (GTY: ING Bank N.V.)	4.34%	1,000,000
1,000,000	Louis Dreyfus Corp., due 2/7/08 (LOC: Calyon)	4.32%	999,280
1,000,000	Santander Central Hispano Finance, due 2/15/08	4.76%	998,149
1,000,000	Societe Generale North America Inc., due 2/29/08 (GTY: Societe Generale)	5.15%	995,994
1,000,000	Societe Generale North America Inc., due 6/16/08 (GTY: Societe Generale) (Note B)	4.51%	982,962

			10,464,994

	TOTAL BANK OBLIGATIONS—38.7%		60,158,697

	REPURCHASE AGREEMENTS—23.0%
17,500,000	Bank of America Securities LLC
	• 2.80% dated 1/31/08, due 2/1/08 in the amount of $17,501,361
	• fully collateralized by $ 18,165,000 FNMA, coupon 0.00%,
	maturity 9/26/08, value $17,850,746.	2.80	17,500,000

13,391,000	Deutsche Bank Securities Inc.
	• 2.85% dated 1/31/08, due 2/1/08 in the amount of $13,392,060
	• fully collateralized by various U.S. government obligations, coupon range 5.50%-5.75%,
	maturity range 6/9/11-8/15/16, value $13,660,201.	2.85	13,391,000

5,000,000	Citigroup Global Markets Inc.
	• 2.95% dated 1/31/08, due 2/1/08 in the amount of $5,000,410
	• fully collateralized by $9,985,360 FNMA, coupon 5.00%,
	maturity 7/1/33, value $5,100,000.	2.95	5,000,000

			35,891,000

	TOTAL INVESTMENTS (Cost $157,107,052)† —100.8%		157,107,052
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.8)%		(1,207,502)

	NET ASSETS—100.0%
			$155,899,550

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown are the current rates on January 31,2008. Dates shown represent the next interest reset date.

(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2008, these securities amounted to $25,548,614 or 16.4% of net assets.
These securities have been deemed liquid by the Board of Directors.

For information on the Funds's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FANNIE MAE—14.0%
$10,000,000	Mortgage-backed Discount Notes, due 2/1/08	4.55	$10,000,000
420,929	Mortgage-backed Discount Notes, due 2/1/08	4.57	420,929
35,000,000	Mortgage-backed Discount Notes, due 3/3/08	4.41	34,868,594
6,000,000	Mortgage-backed Discount Notes , due 6/2/08	4.32	5,913,990
4,000,000	Notes, 4.30%	5.19	3,990,925
1,329,000	Notes, 4.40%	5.20	1,327,038
10,040,000	Notes, 4.75%	5.24	10,040,000
6,510,000	Notes, 5.75%	5.25	6,510,986

			73,072,462

	FEDERAL FARM CREDIT BANK—1.9%
10,000,000	Notes, 6.00%, due 6/11/08	6.00	10,051,444

	FEDERAL HOME LOAN BANK—7.2%
5,000,000	Notes, 4.39%, due 2/1/08	4.35	5,000,000
5,000,000	Notes, 2.75%, due 2/29/08	2.72	4,989,306
3,000,000	Notes, 4.43%, due 4/7/08	5.22	2,995,588
1,380,000	Notes, 5.93%, due 4/9/08	5.20	1,381,664
18,000,000	Notes, 4.79%, due 2/18/09 (Note A)	4.79	18,003,856
5,000,000	Notes, 4.88%, due 2/23/08 (Note A)	4.88	5,000,000

			37,370,414

	FREDDIE MAC—3.1%
5,000,000	Discount Notes, due 3/20/08	5.19	4,966,900
6,679,000	Discount Notes, due 4/21/08	4.31	6,616,366
4,789,000	Discount Notes, due 9/15/08	3.62	4,770,364

			16,353,630

	U.S. TREASURY OBLIGATIONS—20.0%
15,000,000	U.S. Treasury Bill, due 3/13/08	2.81	14,951,996
50,000,000	U.S. Treasury Bill, due 3/27/08	3.00	49,770,833
25,000,000	U.S. Treasury Bill, due 4/24/08	2.14	24,742,022
15,000,000	U.S. Treasury Bill, due 6/26/08	3.39	14,794,079

			104,258,930

	REPURCHASE AGREEMENTS— 53.9%
80,000,000	Bank of America Securities LLC
	• 2.80% dated 1/31/08, due 2/1/08 in the amount of $80,006,222
	• fully collateralized by $83,598,000 FCDN, coupon 0.00%,
	maturity 1/20/09, value $81,600,008.	2.80	80,000,000

70,000,000	Citigroup Global Markets Inc.
	• 2.95% dated 1/31/08, due 2/1/08 in the amount of $70,005,736
	• fully collateralized by various U.S. government obligations,
	coupon range 4.50%-5.00%, maturity range 4/1/19-9/1/35,
	value $71,400,000.	2.95	70,000,000

81,184,000	Deutsche Bank Securities Inc.
	• 2.85% dated 1/31/08, due 2/1/08 in the amount of $81,190,427
	• fully collateralized by various U.S. government obligations,
	coupon range 0.00%-6.00%, maturity range 3/24/08-1/15/37,
	value $82,808,183.	2.85	81,184,000

50,000,000	Morgan Stanley & Co., Inc.
	• 2.80% dated 1/31/08, due 2/1/08 in the amount of $50,003,889
	• fully collateralized by various U.S. government obligations,
	coupon range 3.75%-5.25%, maturity range 5/14/08-11/29/22,
	value $51,366,530.	2.80	50,000,000

			281,184,000

	TOTAL INVESTMENTS (Cost $522,290,880) † — 100.1%		522,290,880

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1)%		(644,626)

	NET ASSETS—100.0%		$521,646,254

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	Variable rate securities. The rates shown are the current rates on January 31,
2008. Dates shown represent the next interest reset date.
FCDN	Farm Credit Discount Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		COUPON	MARKET
AMOUNT		RATE(%)	VALUE

	CORPORATE OBLIGATIONS

	BANK OBLIGATIONS—10.7%
$100,000	Bank of America N.A., due 8/15/08	3.25	$100,265
250,000	BankOne, Texas, due 02/15/08	6.25	250,181
400,000	Fifth Third Bancorp, due 2/23/08 (Notes A, B)	3.91	398,476
100,000	FleetBoston Financial Corp., due 12/1/09	7.38	106,017
400,000	HBOS Treasury Services PLC, MTN, due 2/9/08 (Notes A, B)	5.11	399,643
400,000	Irish Life & Permanent PLC, due 2/22/08 (Notes A, B)	3.96	398,856
150,000	Washington Mutual Inc., due 3/20/08 (Note A)	5.08	149,387
250,000	Wells Fargo, due 8/15/08	4.00	250,301

			2,053,125

	BANK LOAN—1.0%
200,000	ILH LLC, Ser. 2005, 2/7/08 (Note A)	3.40	200,000

	FINANCIALS—32.4%
100,000	Bear Stearns Co. Inc, due 7/2/08	2.88	99,093
500,000	Bear Stearns Co. Inc., MTN, Ser. B, due 4/30/08 (Note A)	3.55	485,047
200,000	CapitalOne Financial, Ser. POWR, due 8/1/08	7.13	201,046
500,000	Caterpillar Financial, due 11/15/08	5.00	503,169
100,000	CIT Group Inc., due 10/15/08	5.88	100,128
250,000	CIT Group Inc., MTN, due 2/23/08 (Note A)	5.23	244,206
400,000	CIT Group Inc., MTN, due 2/21/08 (Note A)	5.05	399,066
700,000	Goldman Sachs Group, MTN, Ser. B, due 3/24/08 (Note A)	4.97	696,737
100,000	International Leasing Finance Corp., due 2/15/08	4.75	100,021
500,000	International Leasing Finance Corp., MTN, Ser. Q, due 6/2/08	4.63	501,177
140,000	John Deere Capital Corp., MTN due 4/15/08 (Note A)	4.31	140,183
150,000	JPMorgan Chase Co., due 5/1/08	3.63	149,918
400,000	Lehman Brothers Holdings, Inc., MTN, due 4/23/08 (Note A)	3.98	395,236
200,000	Merrill Lynch & Co., due 4/27/08	7.00	200,664
500,000	Merrill Lynch & Co., MTN, due 10/27/08 (Note A)	4.83	503,015
500,000	Met Life Global Funding, due 2/6/08 (Note B)	4.65	499,774
400,000	Morgan Stanley, MTN, Ser. EXL, due 2/4/08 (Note A)	5.21	399,002
300,000	Safeco Corp., due 2/1/08	4.20	300,000
300,000	Textron Financial Corp., due 3/3/08	4.13	300,215

			6,217,693

	INDUSTRIALS—11.0%
250,000	Comcast Cable Communications LLC, due 4/15/08	7.63	251,558
100,000	Comcast of Delaware LLC, due 9/1/08	9.00	102,013
550,000	Diageo Capital PLC, due 2/10/08, MTN (Note A)	4.99	547,683
593,000	Household Finance Corp., due 11/15/08	6.50	605,135
100,000	Kraft Foods Inc., due 10/1/08	4.00	99,958
500,000	Pitney Bowes Credit Corp., due 8/15/08	5.75	505,629

			2,111,975

	TRANSPORTATION SERVICES—0.5%
100,000	FedEx Corp., due 8/15/09	5.50	102,448

	TOTAL CORPORATE OBLIGATIONS—55.6%		10,685,242

	U.S. TREASURY OBLIGATIONS—14.2%
750,000	U.S. Treasury Bill, due 6/12/08 (Note C)	3.20	744,522
750,000	U.S. Treasury Bill, due 7/10/08 (Note C)	3.02	743,223
750,000	U.S. Treasury Bill, due 7/24/08 (Note C)	2.16	742,714
500,000	U.S. Treasury Note, due 8/31/08	4.88	507,539

			2,737,998

	LOAN PARTICIPATION—2.1%
400,000	AXA Equitable Life Insurance Co., due 3/21/08 LP (Note A, D)	4.93	401,149

	MUNICIPAL OBLIGATIONS—1.6%
300,000	Warren County IDA, Taxable (Stupps Brothers) Ser. B-2, Revenue Bonds,
	due 2/7/08 (LOC: Bank of America, N.A.) (Note A)	3.35	300,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		COUPON	MARKET
AMOUNT		RATE(%)	VALUE

	BANK COMMERCIAL PAPER—12.4%
$500,000	Cafco LLC, due 3/5/08 (Note C)	6.03	$497,319
301,000	Old Line Funding, due 2/7/08 (Note C)	4.21	300,789
357,000	Old Line Funding, due 2/15/08 (Note C)	4.11	356,431
500,000	Old Slip Funding, due 2/8/08 (Note C)	4.06	499,606
263,000	UBS Finance Deleware Inc., due 7/1/08 (Note C)	4.97	258,642
500,000	UBS Finance Delaware Inc., due 11/13/07 (Note C)	4.88	490,091

			2,402,878

	INDUSTRIAL COMMERCIAL PAPER—0.8%
150,000	Kellogg Co., due 5/4/07 (Notes B, C)	5.11	150,000

	REPURCHASE AGREEMENTS—12.9%
1,000,000	Bank of America Securities LLC
	• 2.80% dated 1/31/08, due 2/1/08 in the amount of $1,000,078
	• fully collateralized by $1,021,000 FHLMC, coupon 2.20%,
	maturity 2/8/08, value $1,020,387.	2.80	1,000,000

1,469,000	Deutsche Bank Securities Inc.
	• 2.85% dated 1/31/08, due 2/1/08 in the amount of $1,469,116
	• fully collateralized by a $1,485,000 FHLB, coupon 4.65%,
	maturity 11/21/08, value $1,499,823.	2.85	1,469,000

			2,469,000

	TOTAL INVESTMENTS (cost $19,149,541)† —99.6%		19,146,266

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET—0.4%		68,317

	NET ASSETS—100.0%		$19,214,582

†	At January 31, 2008, the tax basis cost of the Fund's investments was $19,149,541 and the unrealized appreciation and depreciation were $34,950 and $(38,225), respectively.

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2008. Dates shown represent the next interest reset date.

(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2008, these securities amounted to $1,846,749 or 9.6% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)	The rate shown is the effective yield at time of purchase.

(D)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On January 31, 2008, the aggregate market value of these securities, valued at amortized cost is $401,149 representing 2.1% of net assets.

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
IDA	Industrial Development Authority
LOC	Letter of credit
MTN	Medium Term Note

For information on the Funds's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANK OBLIGATIONS—11.0%
$300,000	Santander Central Hispano Issuances Ltd., due 9/14/10	7.63	$327,297
625,000	Centura Bank, due 3/15/09	7.63	645,502
400,000	Deutsche Bank Financial, due 4/25/09	7.50	418,156
400,000	FleetBoston Financial Corp., due 12/1/09	7.38	424,068
300,000	Greenpoint Financial Corp., due 6/6/08	3.20	297,347

			2,112,370

	FINANCIALS—31.5%
400,000	American General Finance, MTN, Ser. G, due 9/1/09	5.38	408,547
320,000	Caterpillar Financial Services, MTN, Ser. F, due 3/4/09	4.35	321,714
280,000	Chase Manhattan Corp., due 6/15/09	7.13	292,001
400,000	CIT Group Inc., due 10/15/08	5.88	400,512
301,000	CIT Group Inc., due 4/1/09	3.38	290,832
425,000	Duke Realty Corp., MBIA, due 1/15/10	5.25	427,458
500,000	Goldman Sachs Group LP, due 6/15/10	4.50	509,848
500,000	HSBC Financial Corp., due 9/15/09	6.30	519,137
250,000	International Lease Finance Corp., MTN, Ser. O, due 11/1/09	4.38	251,634
500,000	Merrill Lynch & Co. Inc., Ser. C, MTN, due 2/8/10	4.25	495,846
775,000	Morgan Stanley, due 1/15/10	4.00	771,632
500,000	Pitney Bowes Credit Corp., due 9/15/09	8.55	541,759
300,000	Safeco Corp., due 2/1/08	4.20	300,000
500,000	Textron Financial Corp., due 11/01/10	5.13	514,162

			6,045,081

	INDUSTRIALS—13.2%
750,000	Arden Realty LP, due 11/15/10	8.50	845,402
400,000	Comcast of Delaware LLC, due 9/1/08	9.00	408,052
650,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	689,316
300,000	Kraft Foods Inc., due 10/1/08	4.00	299,873
300,000	Time Warner Inc., due 9/1/08	7.25	304,719

			2,547,362

	TRANSPORTATION SERVICES—1.1%
200,000	FedEx Corp., due 8/15/09	5.50	204,897

	UTILITY—0.8%
130,000	Duke Energy Indiana, due 7/15/09 (Credit: MBIA Insurance Corporation)	8.00	137,473

	TOTAL CORPORATE OBLIGATIONS—57.6%		11,047,183

	U.S. TREASURY OBLIGATIONS—21.1%
1,850,000	U.S. Treasury Note, due 12/15/10	4.38	1,959,265
1,975,000	U.S. Treasury Note, due 5/15/10	4.50	2,078,689

			4,037,954

	U.S. GOVERNMENT AGENCY OBLIGATIONS—8.8%
300,000	Fannie Mae, due 6/30/10	3.27	303,132
500,000	Federal Home Loan Bank, Ser. NV09, due 11/13/09	6.50	532,750
500,000	Federal Home Loan Bank, due 2/9/10	4.30	515,377
300,000	Federal Home Loan Bank, Ser.TFII, due 11/15/11	5.63	326,197

			1,677,456

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	MUNICIPAL OBLIGATIONS—7.5%
$625,000	New Jersey, Economic Development Authority, Rev. Bonds (Lafayette Yard Hotel Project), Tax., due 4/1/09 (LOC: MBIA) (Note A)	4.99	$633,913
810,000	New York State, Urban Development, Rev. Bonds, (State Personal Income Tax Project), Tax., Ser. B-3, due 12/15/10 (LOC: MBIA) (Note A)	4.22	822,628

			1,456,540

	INDUSTRIAL COMMERCIAL PAPER—1.8%
350,000	Kellogg Co., due 2/1/08 (Notes B, C)	5.11	350,000

	REPURCHASE AGREEMENT—5.0%
954,000	Deutsche Bank Securities Inc.
	• 2.85% dated 01/31/08, due 2/1/08 in the amount of $954,076
	• fully collateralized by a $960,000 FHLB, coupon 3.37%,
	maturity 2/15/08, value $974,940.	2.85	954,000

	TOTAL INVESTMENTS
	(cost $19,098,115)†—101.8%		19,523,134

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET— (1.8)%		(352,803)

	NET ASSETS—100.0%		$19,170,331

†	At January 31, 2008, the tax basis cost of the Fund's investments was $19,089,115 and the unrealized appreciation and depreciation were $430,590 and $(5,571), respectively.

(A)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. On January 31, 2008, these securities amounted to $350,000 or 1.8% of net assets.
These securities have been deemed liquid by the Board of Directors.

FHLB	Federal Home Loan Bank
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance
MTN	Medium Term Note

For information on the Funds's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ David Hartman, President

Date 3/28/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Hartman, President

Date 3/28/08

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date 3/28/08

*	Print the name and title of each signing officer under his or her signature.